Concentrations	6 Months Ended
Jun. 30, 2024
Concentrations [Abstract]
Concentrations

15. Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
	(Unaudited)	(Unaudited)
	RMB	RMB
Customer C	22.7%	—
Customer E	13.6%	—
Customer F	—	17.2%
Customer G	—	13.7%
Customer H	—	12.8%

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the six months ended June 30, 2023 and 2024:

	For the six months ended June 30,
	2023	2024
	(Unaudited)	(Unaudited)
	RMB	RMB
Supplier A	10.2%	20.4%
Supplier F	40.3%	—
Supplier G	—	15.7%
Supplier H	—	11.5%
Supplier I	—	11.2%
Supplier J	—	10.5%